Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other payables
Accrued liabilities and other payables

14.          Accrued liabilities and other payables

(In thousands)	December 31, 2022	December 31, 2023
Payroll and welfare	23,277	24,702
Tax levies	4,178	7,879
Payables related to Xunlei Kankan	2,418	—
Payables for advertisement	1,980	3,473
Legal and litigation related expenses (note 25)	634	1,168
Professional service fees	1,656	1,273
Agency commissions and rebates from online advertising	2,525	—
Payables for office building	8,528	8,623
Payables related to share repurchase	1,120	2,774
Others	3,122	3,816
Total	49,438	53,708